FINANCIAL INSTRUMENTS - Balance Sheet Locations of Other Derivatives, Fair Value (Details) - Other Derivatives - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Other current assets [Member]
Other Derivatives, Fair Value [Line Items]
Asset	$ 5.2	$ 4.8
Other current liabilities [Member]
Other Derivatives, Fair Value [Line Items]
Liability	8.5	4.7
Foreign exchange contracts | Other current assets [Member]
Other Derivatives, Fair Value [Line Items]
Asset	5.1	4.8
Foreign exchange contracts | Other current liabilities [Member]
Other Derivatives, Fair Value [Line Items]
Liability	8.4	4.7
Commodity contracts | Other current assets [Member]
Other Derivatives, Fair Value [Line Items]
Asset	0.1	0.0
Commodity contracts | Other current liabilities [Member]
Other Derivatives, Fair Value [Line Items]
Liability	$ 0.1	$ 0.0